Segment Information (Details) (USD $)	2 Months Ended	3 Months Ended							12 Months Ended												12 Months Ended																																		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2013 Venezuela Inflationary Accounting [Member]	Sep. 30, 2012 Venezuela Inflationary Accounting [Member]	Sep. 30, 2011 Venezuela Inflationary Accounting [Member]	Sep. 30, 2013 Senior Notes Due May 2021 [Member]	Sep. 30, 2012 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2013 Private Placement Notes Early Redemption [Member]	Sep. 30, 2013 Wet Shave [Member]	Sep. 30, 2012 Wet Shave [Member]	Sep. 30, 2011 Wet Shave [Member]	Sep. 30, 2013 Alkaline batteries [Member]	Sep. 30, 2012 Alkaline batteries [Member]	Sep. 30, 2011 Alkaline batteries [Member]	Sep. 30, 2013 Other batteries and lighting products [Member]	Sep. 30, 2012 Other batteries and lighting products [Member]	Sep. 30, 2011 Other batteries and lighting products [Member]	Sep. 30, 2013 Skin Care [Member]	Sep. 30, 2012 Skin Care [Member]	Sep. 30, 2011 Skin Care [Member]	Sep. 30, 2013 Feminine Care [Member]	Sep. 30, 2012 Feminine Care [Member]	Sep. 30, 2011 Feminine Care [Member]	Sep. 30, 2013 Infant Care [Member]	Sep. 30, 2012 Infant Care [Member]	Sep. 30, 2011 Infant Care [Member]	Sep. 30, 2013 Other Personal Care Products [Member]	Sep. 30, 2012 Other Personal Care Products [Member]	Sep. 30, 2011 Other Personal Care Products [Member]	Sep. 30, 2013 UNITED STATES	Sep. 30, 2012 UNITED STATES	Sep. 30, 2011 UNITED STATES	Sep. 30, 2013 International	Sep. 30, 2012 International	Sep. 30, 2011 International	Sep. 30, 2013 GERMANY	Sep. 30, 2012 GERMANY	Sep. 30, 2013 SINGAPORE	Sep. 30, 2012 SINGAPORE	Sep. 30, 2013 Other International	Sep. 30, 2012 Other International	Sep. 30, 2013 Other International Maximum [Member]	Sep. 30, 2013 CANADA	Sep. 30, 2012 CANADA	Sep. 30, 2013 Operating Segments [Member]	Sep. 30, 2012 Operating Segments [Member]	Sep. 30, 2011 Operating Segments [Member]	Sep. 30, 2013 Personal Care [Member]	Sep. 30, 2012 Personal Care [Member]	Sep. 30, 2011 Personal Care [Member]	Sep. 30, 2013 Household Products [Member]	Sep. 30, 2012 Household Products [Member]	Sep. 30, 2011 Household Products [Member]	Sep. 30, 2013 Intersegment Elimination [Member]	Sep. 30, 2012 Intersegment Elimination [Member]	Sep. 30, 2011 Intersegment Elimination [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member]	Sep. 30, 2012 Household Products Restructuring [Member]	Sep. 30, 2013 Informational Technology Enablement [Member]	Sep. 30, 2013 Informational Technology Enablement [Member] Maximum [Member]	Sep. 30, 2013 Other Restructuring [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2012 Other Restructuring [Member] Household Products Restructuring [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member] Restructuring Plan 2013 [Member]	Sep. 30, 2013 Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member] Restructuring Plan 2013 [Member]
Segment Reporting Information [Line Items]
Net pension/post-retirement gains		$ (44,000,000)	$ 0	$ 0	$ (23,500,000)				$ (107,600,000)		$ 0		$ 0
Long-term Debt		2,138,800,000				2,370,100,000			2,138,800,000		2,370,100,000							600,000,000	600,000,000
Debt Instrument, Interest Rate, Stated Percentage																		4.70%		4.70%
Debt Instrument, Decrease, Repayments, Make Whole Premiums																					19,900,000
Segment Reporting Information, Profit (Loss) [Abstract]
Net sales	1,101,800,000	1,066,100,000	1,111,500,000	1,095,900,000	1,192,500,000	1,143,200,000	1,124,100,000	1,198,100,000	4,466,000,000		4,567,200,000		4,645,700,000									1,619,000,000	1,644,200,000	1,598,100,000	1,245,900,000	1,263,400,000	1,311,700,000	771,200,000	824,300,000	884,300,000	429,000,000	430,200,000	425,600,000	177,100,000	178,300,000	187,200,000	169,200,000	180,300,000	198,000,000	54,600,000	46,500,000	40,800,000	2,257,500,000	2,355,000,000	2,341,900,000	2,208,500,000	2,212,200,000	2,303,800,000								0.052	0.053				2,448,900,000	2,479,500,000	2,449,700,000	2,017,100,000	2,087,700,000	2,196,000,000
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									915,800,000		870,900,000		819,000,000																																																475,200,000	470,700,000	408,400,000	440,600,000	400,200,000	410,600,000
General corporate and other expenses									(141,500,000)		(151,700,000)		(119,900,000)
2013 restructuring									(150,600,000)	[1]	(7,300,000)	[1]	0	[1]
Prior restructuring	(1,200,000)					(300,000)	(400,000)	7,600,000	0		6,800,000		(79,000,000)																																																									(139,300,000)	6,800,000	(3,400,000)	(25,000,000)	(47,100,000)	(6,000,000)	(5,200,000)	(6,100,000)
Inventory Adjustments									0		0		(7,000,000)
ASR integration/transaction costs	(1,500,000)	(500,000)	(100,000)	(400,000)	(600,000)	(1,300,000)	(1,500,000)	(900,000)	(2,500,000)		(8,400,000)		(13,500,000)
Amortization									(20,100,000)		(22,700,000)		(21,300,000)
Venezuela devaluation/other impacts		(200,000)	(200,000)	(6,300,000)	400,000										(6,300,000)	0	(1,800,000)
Cost of early debt retirements									0		0		(19,900,000)
Interest and other financing items									(134,500,000)		(122,200,000)		(150,600,000)
Earnings before income taxes									567,900,000		565,400,000		406,000,000
Aggregate principal amount																				600,000,000
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization									187,400,000		162,200,000		181,300,000																																													126,000,000	136,700,000	142,400,000	72,700,000	82,000,000	78,900,000	53,300,000	54,700,000	63,500,000	61,400,000	25,500,000	38,900,000
Segment Reporting Information, Additional Information [Abstract]
Assets		6,717,400,000				6,731,200,000			6,717,400,000		6,731,200,000																																															2,241,300,000	2,412,800,000		1,208,300,000	1,278,400,000		1,033,000,000	1,134,400,000
Corporate Assets		1,164,800,000				995,200,000			1,164,800,000		995,200,000
Goodwill and other intangible assets net		3,311,300,000				3,323,200,000			3,311,300,000		3,323,200,000
Capital Expenditures									90,600,000		111,000,000		98,000,000																																													72,100,000	96,400,000	97,600,000	17,800,000	38,100,000	36,600,000	54,300,000	58,300,000	61,000,000	18,500,000	14,600,000	400,000
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile		$ 837,700,000				$ 885,400,000			$ 837,700,000		$ 885,400,000																																$ 503,500,000	$ 581,100,000					$ 79,400,000	$ 81,500,000	$ 86,900,000	$ 89,800,000	$ 167,900,000	$ 133,000,000
Entity-Wide Revenue, Major Customer, Percentage																																																							5.00%

[1]	Includes pre-tax costs $5.2, for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes pre-tax costs of $6.1 for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income.